Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income before income taxes	$ 79,330	$ 58,826
Canadian statutory income tax rate	27.00%	27.00%
Income tax expense at statutory rate	$ 21,419	$ 15,883
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	13,316	11,461
Other non-deductible expenses	6,740	7,953
Non-taxable (gain) loss on financial instruments	34	1,709
Increase in unrecorded deferred tax asset	12,965	14,918
Share-based compensation	617	0
Tax impact of future tax rate differences	0	(576)
Change in estimates	(68)	(2,799)
Other	1,016	(1,142)
Income tax expense	56,039	47,407
Current income tax expense	53,577	49,226
Deferred income tax recovery	$ 2,462	$ (1,819)